Non-Controlling Interest	12 Months Ended
Dec. 31, 2022
Non-Controlling Interests [Abstract]
Non-controlling Interest	Non-Controlling Interest
During the year ended December 31, 2022, Sonde Health, Inc was deconsolidated and therefore transferred retroactively to the Non-Controlled Founded Entity segment. See Note 5. Investments Held at Fair Value.
The Company has revised in the 2022 financial statements the prior period financial information related to the segmentation of NCI, to conform to the presentation as of and for the year ending December 31, 2022. Please refer to Note 4 “Segment Information” for further details regarding reportable segments.
The following table summarizes the changes in the equity classified non-controlling ownership interest in subsidiaries by reportable segment:

	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Total $000s
Balance at January 1, 2020 *	(8,682)	1,465	(11,016)	593	(17,639)
Share of comprehensive loss	(191)	(905)	(306)	(15)	(1,417)
Equity settled share-based payments	305	2,395	122	—	2,822
Other	—	11	19	(6)	24
Balance at December 31, 2020 and January 1, 2021 *	(8,567)	2,966	(11,181)	574	(16,209)
Share of comprehensive loss	(96)	(1,634)	(436)	15	(2,151)
NCI exercise of share-based awards in subsidiaries - change in NCI interest	—	(5,922)	—	—	(5,922)
Equity settled share-based payments	(4)	6,224	32	—	6,252
Acquisition of a subsidiary non controlling interest	8,668	—	—	—	8,668
Other	—	—	—	(6)	(6)
Balance at December 31, 2021 and January 1, 2022	—	1,634	(11,585)	583	(9,368)
Share of comprehensive income (loss)	—	13,604	(330)	15	13,290
NCI exercise of share-based awards	—	(15,164)	—	—	(15,164)
Deconsolidation of subsidiaries	—	—	11,904	—	11,904
Equity settled share-based payments	—	4,703	8	—	4,711
Other	—	—	2	(6)	(4)
Balance as of December 31, 2022	—	4,778	—	592	5,369
*    Revised to reclassify Sonde to the Non-controlled Founded Entities segment to comply with current period classification. See Note 4.
The following tables summarize the financial information related to the Group’s subsidiaries with material non-controlling interests, aggregated for interests in similar entities, and before and after intra group eliminations.

	2022
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	—	12,202	—	12,202
Income/(loss) for the year	—	98,633	1,003	99,636
Other comprehensive income/(loss)	—	—	—	—
Total comprehensive income/(loss) for the year	—	98,633	1,003	99,636
Statement of Financial Position
Total assets	—	35,341	(100)	35,241
Total liabilities	—	76,635	(11,057)	65,578
Net assets/(liabilities)	—	(41,294)	10,957	(30,336)
As of December 31, 2022, Controlled Founded Entities with non-controlling interests primarily include Follica Incorporated, Entrega Inc., and Vedanta Biosciences, Inc. Ownership interests of the non-controlling interests in Follica Incorporated, Entrega Inc., and Vedanta Biosciences, Inc are 19.9 percent, 11.7 percent, and 12.2 percent, respectively. In addition, Non-controlling interests include the amounts recorded for subsidiary stock options, with the vast majority comprising of Vedanta stock options.

	2021
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	—	7,771	—	7,771
Income/(loss) for the year	—	(50,436)	792	(49,644)
Other comprehensive income/(loss)	—	—	—	—
Total comprehensive income/(loss) for the year	—	(50,436)	792	(49,644)
Statement of Financial Position
Total assets	—	66,279	(161)	66,118
Total liabilities	—	228,856	(10,755)	218,101
Net assets/(liabilities)	—	(162,576)	10,594	(151,982)
As of December 31, 2021, Controlled Founded Entities with non-controlling interests primarily include, Follica Incorporated, Sonde Health Inc., Entrega Inc. and Vedanta Biosciences, Inc. Ownership interests of the non-controlling interests in Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc are 19.9 percent, 11.7 percent, 6.2 percent and 3.7 percent, respectively. In addition, Non-controlling interests include the amounts recorded for subsidiary stock options, with the vast majority comprising of Vedanta stock options.

	2020
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Intra-group eliminations	Total
Statement of Comprehensive Loss
Total revenue	3,267	1,957	—	5,224
Income/(loss) for the year	(2,407)	(53,535)	1,073	(54,869)
Total comprehensive income/(loss) for the year	(2,407)	(53,535)	1,073	(54,869)
As of December 31, 2020, Internal segment with non-controlling interests includes Alivio, Controlled Founded Entities with non-controlling interests primarily include, Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc. Ownership interests of the non-controlling interests in Alivio Therapeutics, Inc., Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc are 8.1 percent, 19.9 percent, 4.5 percent and 0.4 percent, respectively. In addition, Non-controlling interests include the amounts recorded for subsidiary stock options, with the vast majority comprising of Vedanta stock options.
On June 11, 2021, PureTech acquired the remaining 17.1 percent of the minority non-controlling interests of Alivio (after exercise of all in the money stock options) increasing its ownership to 100.0 percent of Alivio. The consideration for such non controlling interests amounted to $1.2 million, to be paid in three equal installments, with the first installment of $0.4 million paid at the effective date of the transaction and two additional installment to be paid upon the occurrence of certain contingent events. The Group recorded a contingent consideration liability of $0.6 million at fair value for the two additional installments, resulting in a total acquisition cost of $1.0 million. The excess of the consideration paid over the book value of the non-controlling interest of approximately $9.6 million was recorded directly as a charge to shareholders’ equity. The second installment of $0.4 million was paid in July 2021, upon the occurrence of the contingent event specified in the agreement. The contingent consideration liability is adjusted to fair value at the end of each reporting period with changes in fair value recorded in earnings. Changes in fair value of the aforementioned contingent consideration liability were not material. As of December 31, 2022, the remaining contingent liability was reduced to zero as the second contingent event did not occur.
On December 1, 2021, options holders in Entrega exercised options into shares of common stock, increasing the NCI interest held from 0.2 percent to 11.7 percent. During 2021 option holders in Vedanta exercised options and increased the NCI interest to 3.7 percent. The exercise of the options resulted in an increase in the NCI share in Entrega's and Vedanta's shareholder's deficit of $5.9 million. The consideration paid by NCI ($0.1 million) together with the increase in NCI share in Entrega's and Vedanta's shareholder deficit ( $5.9 million) amounted to $6.0 million and was recorded as a gain directly in shareholders' equity.
On February 15, 2022, option holders in Vedanta exercised options into shares of common stock, increasing the NCI interest held from 3.7 percent to 12.2 percent. The exercise of the options resulted in an increase in the NCI share in Vedanta's shareholder's deficit of $15.2 million. The consideration paid by NCI ($7.2 thousand) together with the increase in NCI share in Vedanta's shareholder deficit ($15.2 million) amounted to $15.2 million and was recorded as a gain directly in shareholders' equity.